THE WRIGHT ASSET ALLOCATION TRUST
                                255 State Street
                                Boston, MA 02109
                            Telephone: (617) 482-8260
                            Telecopy: (617) 338-8054




                                  CERTIFICATION


         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, The Wright Asset Allocation Trust (1933 Act File No. 333-75181) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 2001, used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 3 ("Amendment No. 3") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No.3 was filed electronically with the Commission (Accession No. 0000715165-01-500015) on April 26, 2001.

                      Wright Managed Growth with Income Fund
                      Wright Managed Income with Growth Fund
                            Wright Managed Growth Fund



THE WRIGHT ASSET ALLOCATION TRUST


By:      /s/ Janet E. Sanders
            ------------------
            Janet E. Sanders
           Assistant Secretary

Date:   May 3, 2001